SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.4%
Asset Backed Securities - 23.7%
$ 374,661 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 364,122
1,559,985 AFG ABS I, LLC, 6.30%, 09/16/30 (a) 1,554,472
840,403 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 810,922
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,850,576
719,555 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 704,280
740,321 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 721,693
2,173,617 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 2,153,391
710,430 Carvana Auto Receivables Trust, 0.49%,
03/10/26 691,370
934,284 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 901,313
1,070,000 CCG Receivables Trust, 5.82%,
09/16/30 (a) 1,071,200
789,303 CCG Receivables Trust, 2.55%,
03/15/27 (a) 788,167
690,405 CCG Receivables Trust, 3.91%,
07/16/29 (a) 676,741
215,208 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 212,586
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,852,432
2,265,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (a) 2,258,593
668,183 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 631,125
497,263 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 447,487
427,288 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 394,382
335,905 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 316,567
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29 (a) 1,901,214
2,400,000 DLLAD, LLC, 4.79%, 01/20/28 (a) 2,352,160
715,177 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 613,729
1,770,464 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,606,796
89,687 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 6.10%,
08/25/48 (a)(c) 89,001
1,230,437 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
5.82%, 08/25/70 (c) 1,218,187
Principal
Amount
Security
Description Value
$ 1,274,540 LAD Auto Receivables Trust, 5.68%,
10/15/26 (a) $ 1,268,369
1,145,549 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 968,166
990,464 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.79%,
10/15/31 (a)(c) 989,073
80,566 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 80,287
703,478 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 687,263
1,725,000 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,712,236
1,060,256 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 5.72%, 09/25/61 (c) 1,016,599
1,175,591 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,029,826
628,223 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 606,354
1,755,000 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,722,715
63,608 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.21%, 12/24/33 (a)(c) 62,939
15,898 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
6.04%, 12/24/33 (a)(c) 15,768
296,700 Progress Residential Trust, 2.27%,
09/17/36 (a) 282,614
872,877 Progress Residential Trust, 2.69%,
10/17/36 (a) 837,119
1,950,402 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,708,140
845,740 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 6.26%,
10/25/23 (c) 824,898
721,123 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.91%,
04/15/29 (c) 713,121
417,779 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 6.96%,
07/25/23 (c) 417,310
387,250 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 375,736
643,202 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 539,263
413,997 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 396,299

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 817,508 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) $ 680,327
467,406 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 439,472
1,330,843 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,310,459
223,032 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 206,276
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,348,830
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,236,761
48,658,726
Non-Agency Commercial Mortgage Backed Securities - 12.9%
1,383,017 BANK 2019-BNK16, 3.93%, 02/15/52 1,369,217
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,762,602
1,615,000 BPR Trust, 6.51%, 02/15/29 (a)(c) 1,584,535
461,165 BX Trust, 5.96%, 01/15/34 (a)(c) 452,560
940,000 BX Trust (USD 1 Month LIBOR +
0.95%), 6.14%, 09/15/36 (a)(c) 899,900
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 6.04%, 11/15/38 (a)(c) 838,423
1,100,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 5.84%, 08/15/36 (a)(c) 1,034,836
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 852,884
885,650 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 844,831
90,152 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 89,105
2,000,000 FirstKey Homes Trust, 4.25%,
07/17/38 (a) 1,905,128
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 6.14%, 10/15/36 (a)(c) 1,692,818
553,744 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(b) 6
191,988 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 186,251
349,461 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 334,456
181,283 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 175,308
432,899 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 417,016
921,168 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 875,378
624,883 KKR Industrial Portfolio Trust, 5.81%,
12/15/37 (a)(c) 613,891
Principal
Amount
Security
Description Value
$ 1,772,192 KNDR 2021-KIND A, 6.21%,
08/15/38 (a)(c) $ 1,701,895
1,000,000 MHC Commercial Mortgage Trust,
6.06%, 04/15/38 (a)(c) 981,504
200,445 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 197,708
715,968 ReadyCap Commercial Mortgage Trust
CLO, 6.72%, 01/25/37 (a)(c) 703,556
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 5.77%, 07/15/36 (a)(c) 1,677,889
702,092 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 640,182
542,501 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 473,009
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 861,534
1,290,000 TRTX Issuer, Ltd. CLO, 6.72%,
02/15/39 (a)(c) 1,255,082
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 6.09%, 07/15/39 (a)(c) 1,274,073
1,009,947 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 821,059
26,516,636
Non-Agency Residential Mortgage Backed Securities - 6.8%
762,110 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 683,814
94,215 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 6.02%, 12/25/33 (a)(c) 90,314
345,184 BRAVO Residential Funding Trust,
5.82%, 11/25/69 (a)(c) 337,709
688,774 BRAVO Residential Funding Trust,
5.82%, 01/25/70 (a)(c) 682,197
361,283 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 339,449
381,721 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) 324,200
659,569 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 635,484
744,646 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(b) 720,408
372,861 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 352,341
481,352 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 451,903
42,742 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 39,953
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,141

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 197,954 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) $ 182,672
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.28%,
02/25/33 (c) 151,189
159,596 CSMLT Trust, 2.97%, 10/25/30 (a)(b) 146,512
1,075,257 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 1,007,785
545,441 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 512,267
197,125 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (b) 192,477
16,196 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(b) 16,049
951,388 JPMorgan Mortgage Trust, 3.00%,
06/25/29 (a)(b) 899,877
315,941 MFRA Trust, 1.79%, 08/25/49 (a)(b) 284,004
387,139 MFRA Trust, 0.85%, 01/25/56 (a)(b) 339,102
576,242 MFRA Trust, 3.91%, 04/25/66 (a)(d) 538,155
130,359 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) 128,949
285,632 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 271,582
25,812 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 23,282
43,159 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 39,348
72,789 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 67,071
500,261 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 445,425
11,532 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 5.32%, 12/31/23 (c) 8,767
1 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (b) 2
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/23 5,347
556,955 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 532,759
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 607,914
868,234 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 815,129
123,418 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 117,778
114,503 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 112,939
760,099 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 706,263
Principal
Amount
Security
Description Value
$ 977,003 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) $ 863,430
144,603 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 142,460
21,040 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(b) 20,797
13,838,244
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $93,824,028) 89,013,606
Corporate Bonds - 27.0%
Communication Services - 2.7%
2,704,000 AT&T, Inc., 1.70%, 03/25/26 2,464,674
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,348,195
1,135,000 Netflix, Inc., 4.38%, 11/15/26 1,108,234
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 582,638
5,503,741
Consumer Discretionary - 4.3%
460,000 AMC Networks, Inc., 4.25%, 02/15/29 247,281
300,000 Carnival Corp., 4.00%, 08/01/28 (a) 265,956
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,003,782
1,300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 1,221,994
1,225,000 Lennar Corp., 4.50%, 04/30/24 1,214,517
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,002,102
1,661,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,605,544
1,350,000 Newell Brands, Inc., 4.70%, 04/01/26 1,268,123
8,829,299
Consumer Staples - 0.2%
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 415,800
Energy - 0.4%
550,000 Crestwood Midstream Partners LP/
Crestwood Midstream Finance Corp.,
5.63%, 05/01/27 (a) 521,400
250,000 Range Resources Corp., 4.88%,
05/15/25 245,014
766,414
Financials - 12.3%
1,030,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 986,130
2,300,000 Bank of America Corp., 3.71%,
04/24/28 (b) 2,155,691
2,390,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,122,514
920,000 Comcast Corp., 5.25%, 11/07/25 924,971
475,000 Enact Holdings, Inc., 6.50%,
08/15/25 (a) 466,605
2,120,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28 (b) 1,989,136

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 2,000,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 $ 1,940,259
2,665,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,387,117
360,000 KeyCorp, MTN, 2.25%, 04/06/27 298,672
2,250,000 Morgan Stanley, 2.19%, 04/28/26 (b) 2,112,093
418,000 NNN REIT, Inc., 4.00%, 11/15/25 397,470
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 973,211
2,025,000 Oracle Corp., 5.80%, 11/10/25 2,047,552
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,359,299
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 1,941,067
1,180,000 U.S. Bancorp, 5.73%, 10/21/26 (b) 1,179,322
2,145,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 2,096,572
25,377,681
Industrials - 4.9%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,966,363
75,000 Clean Harbors, Inc., 4.88%,
07/15/27 (a) 71,814
1,740,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,689,181
2,025,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,947,096
1,400,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,272,925
1,400,000 TTX Co., 3.60%, 01/15/25 (a) 1,355,041
1,858,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,779,480
10,081,900
Information Technology - 1.5%
2,075,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 1,966,590
1,175,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 1,057,473
3,024,063
Utilities - 0.7%
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,520,879
Total Corporate Bonds (Cost $58,698,013) 55,519,777
Government & Agency Obligations - 28.9%
GOVERNMENT SECURITIES - 26.6%
Municipals - 1.6%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 320,253
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 509,115
Principal
Amount
Security
Description Value
$ 240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 $ 216,865
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana Special Purpose Bond,
1.58%, 11/01/24 346,479
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,262,570
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 204,106
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 159,168
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 149,764
3,168,320
U.S. Treasury Securities - 25.0%
15,880,000 U.S. Treasury Note, 2.13%, 05/15/25 15,081,038
12,915,000 U.S. Treasury Note, 2.25%, 02/15/27 12,009,436
26,980,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 24,235,628
51,326,102
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.3%
Federal Home Loan Mortgage Corp. - 1.3%
245,426 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 219,444
315,087 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 303,940
1,275,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,245,234
316,691 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 48,737
89,334 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 6,881
88,951 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 10,462
174,621 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 169,265
734,973 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 676,873
2,680,836
Federal National Mortgage Association - 0.0%
81,007 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 78,110
176,967 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (b) 2,448
80,558

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government National Mortgage Association - 1.0%
$ 1,278,385 Government National Mortgage
Association #511039, 6.30%,
12/15/40 $ 1,273,697
142,598 Government National Mortgage
Association #559220, 7.00%,
01/15/33 142,254
99,234 Government National Mortgage
Association #610022, 5.60%,
08/15/34 98,925
411,300 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 408,534
67,341 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (b) 65,444
1,988,854
Total Government & Agency Obligations (Cost
$60,713,641) 59,244,670
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
500 U.S. Bancorp, Series A (callable at 1,000
beginning 07/31/23), 15.88% (b)(e) 362,750
Total Preferred Stocks (Cost $513,025) 362,750
Short-Term Investments - 0.1%
Investment Company - 0.1%
264,711 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (f) 264,711
Total Short-Term Investments (Cost $264,711) 264,711
Investments, at value - 99.6% (Cost $214,013,418) 204,405,514
Other assets in excess of liabilities - 0.4% 922,237
NET ASSETS - 100.0% $ 205,327,751
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2023, the aggregate value of these liquid securities were $88,408,420 or 43.1% of net assets.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2023.
(c) Floating rate security. Rate presented is as of June 30, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2023.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 23.5%
Asset Backed Securities - 9.2%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 839,406
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 366,451
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,167,279
552,432 Capital Automotive, 1.44%,
08/15/51 (a) 477,082
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 738,933
868,297 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 781,380
392,523 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 319,180
699,680 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 629,518
508,383 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 441,922
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 793,573
871,500 Home Partners of America Trust,
2.20%, 01/17/41 (a) 738,622
512,307 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 427,611
843,274 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.79%,
10/15/31 (a)(b) 842,090
324,895 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 291,271
581,099 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 515,688
87,954 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.21%, 12/24/33 (a)(b) 87,030
810,489 Progress Residential Trust, 1.52%,
07/17/38 (a) 711,428
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 377,498
684,930 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 6.26%,
10/25/23 (b) 668,051
975,448 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.91%,
04/15/29 (b) 964,624
227,299 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 220,541
477,559 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 470,244
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 520,628
Principal
Amount
Security
Description Value
$ 1,277,532 Tricon American Homes Trust, 1.48%,
11/17/39 (a) $ 1,076,668
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 835,262
15,301,980
Non-Agency Commercial Mortgage Backed Securities - 5.5%
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (a)(c) 1,024,237
790,000 BX Trust (USD 1 Month LIBOR +
0.95%), 6.14%, 09/15/36 (a)(b) 756,299
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 822,647
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 6.08%, 11/15/36 (a)(b) 770,922
838,744 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 8
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 914,247
1,325,000 MHC Commercial Mortgage Trust,
6.11%, 05/15/38 (a)(b) 1,299,217
359,600 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 344,564
741,098 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 675,748
418,501 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 364,892
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 568,147
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 800,717
865,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 788,456
9,130,101
Non-Agency Residential Mortgage Backed Securities - 8.8%
111,515 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 6.02%, 12/25/33 (a)(b) 106,898
462,829 BRAVO Residential Funding Trust,
5.82%, 11/25/69 (a)(b) 452,807
1,061,548 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 901,583
258,259 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 244,046
394,606 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 370,464
295,023 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 275,772

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 90,306 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 $ 86,430
15,968 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 15,251
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,141
827,489 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 734,770
890,271 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 766,693
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.28%,
02/25/33 (b) 151,189
153,458 CSMLT Trust, 2.97%, 10/25/30 (a)(c) 140,877
824,923 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (a) 774,751
674,527 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 575,113
719,017 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 615,635
205,649 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 200,800
6,170 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 6,114
1,035,399 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 881,831
868,839 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 741,304
611,703 MFRA Trust, 3.91%, 04/25/66 (a)(d) 571,273
330,149 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 309,742
245,907 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 226,074
142,365 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 128,413
109,858 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 100,159
259,408 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 239,029
654,076 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 568,294
1,425,574 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,215,468
837,239 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 714,970
1,003,968 PSMC Trust, 2.50%, 08/25/51 (a)(c) 863,208
Principal
Amount
Security
Description Value
$ 13,539 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 5.32%, 12/31/23 (b) $ 10,293
874,238 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 746,065
254,526 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 237,281
38,856 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 38,281
29,358 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 29,019
851,826 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 724,151
14,765,189
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $43,907,587) 39,197,270
Corporate Bonds - 26.3%
Communication Services - 2.3%
805,000 Alphabet, Inc., 2.25%, 08/15/60 489,676
1,155,000 AT&T, Inc., 4.30%, 12/15/42 980,557
1,250,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,161,056
458,000 Netflix, Inc., 4.38%, 11/15/26 447,199
785,000 Verizon Communications, Inc., 3.55%,
03/22/51 585,570
3,664,058
Consumer Discretionary - 3.9%
365,000 AMC Networks, Inc., 4.25%, 02/15/29 196,212
625,000 Comcast Corp., 4.15%, 10/15/28 605,549
1,245,000 Dollar General Corp., 3.50%, 04/03/30 1,116,431
400,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 375,998
980,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 810,950
1,430,000 McDonald's Corp., 3.63%, 09/01/49 1,127,729
735,000 Newell Brands, Inc., 4.70%, 04/01/26 690,422
540,000 NIKE, Inc., 3.88%, 11/01/45 471,913
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,048,676
6,443,880
Consumer Staples - 0.3%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 500,850
Financials - 8.8%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 550,510
1,450,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,201,682
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,069,744
1,210,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,170,863
1,324,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,107,913

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,390,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) $ 1,197,378
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 958,241
1,220,000 Morgan Stanley, 4.89%, 07/20/33 (c) 1,174,188
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 924,855
1,152,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,100,989
947,000 The Chubb Corp., 6.80%, 11/15/31 1,040,983
1,380,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 1,165,759
1,075,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 873,438
1,345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,138,798
14,675,341
Industrials - 4.7%
1,099,000 Agilent Technologies, Inc., 2.10%,
06/04/30 903,014
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,110,667
1,175,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,081,711
421,000 Harman International Industries, Inc.,
4.15%, 05/15/25 408,704
1,077,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 987,167
1,212,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,154,098
815,000 TTX Co., 4.60%, 02/01/49 (a) 733,019
513,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 491,320
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,103,098
7,972,798
Information Technology - 3.3%
1,168,000 eBay, Inc., 3.60%, 06/05/27 1,104,215
855,000 NVIDIA Corp., 3.50%, 04/01/50 694,800
1,015,000 Oracle Corp., 2.30%, 03/25/28 895,697
1,175,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,065,260
843,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 661,181
1,300,000 Xilinx, Inc., 2.38%, 06/01/30 1,122,239
5,543,392
Materials - 1.0%
195,000 Albemarle Corp., 5.05%, 06/01/32 188,800
771,000 Albemarle Corp., 5.45%, 12/01/44 724,859
819,000 The Mosaic Co., 5.45%, 11/15/33 797,631
1,711,290
Real Estate - 0.7%
1,230,000 NNN REIT, Inc., 4.30%, 10/15/28 1,144,045
Principal
Amount
Security
Description Value
Utilities - 1.3%
$ 505,000 Florida Power & Light Co., 4.40%,
05/15/28 $ 495,512
1,059,000 PacifiCorp, 6.25%, 10/15/37 1,058,311
721,738 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 686,642
2,240,465
Total Corporate Bonds (Cost $49,416,477) 43,896,119
Government & Agency Obligations - 49.2%
GOVERNMENT SECURITIES - 22.5%
Municipals - 1.2%
105,727 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 94,188
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 349,127
505,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 530,545
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 303,384
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 101,776
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 227,809
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 447,874
2,054,703
Treasury Inflation Index Securities - 1.0%
1,723,106 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,681,548
U.S. Treasury Securities - 20.3%
8,185,000 U.S. Treasury Bond, 3.63%, 08/15/43 7,682,710
2,450,000 U.S. Treasury Note, 2.13%, 05/15/25 2,326,734
3,725,000 U.S. Treasury Note, 2.25%, 02/15/27 3,463,813
5,300,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 4,539,367
11,770,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 10,081,741
8,365,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,734,273
33,828,638
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 26.7%
Federal Home Loan Mortgage Corp. - 11.3%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 676,550
394,970 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 373,653

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 6,635 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 $ 6,462
998,339 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 853,330
1,109,628 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,042,148
1,763,399 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,696,654
398,631 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 373,304
1,762,898 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,664,829
2,082,747 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 1,958,827
125,543 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 123,213
121,761 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 119,499
988,598 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 892,425
298,927 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 295,196
336,927 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 322,690
673,357 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 643,789
779,547 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 119,968
158,436 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 154,593
1,950 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 1,944
14,257 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 14,084
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 891,849
284,154 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 269,597
679,876 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 627,592
572,676 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 551,151
334,079 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 307,670
562,218 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 507,922
754,936 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 678,389
574,657 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 506,683
Principal
Amount
Security
Description Value
$ 366,990 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) $ 341,293
762,800 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 674,012
476,596 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 422,670
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,310,437
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 439,737
18,862,160
Federal National Mortgage Association - 14.3%
78,255 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 78,812
63,935 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 63,138
5,899 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,872
1,721 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 1,691
56,905 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 56,194
362,240 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 327,001
4,911 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 4,801
134,678 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 132,997
23,260 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 24,152
287,831 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 276,746
91,491 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 87,966
166,270 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 154,382
1,985,408 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,808,381
1,216,835 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,096,843
291,388 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 280,008
405,002 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 397,435
582,874 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 557,521
327,710 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 308,856
498,668 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 476,163
492,634 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 470,104

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
INCOME FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 388,490 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 $ 345,154
381,760 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 352,915
1,148,128 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,015,085
1,439,811 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,277,564
3,181,936 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,809,902
2,315,171 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 2,118,768
1,916,942 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,810,973
1,084,487 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 957,110
2,321,309 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 2,116,954
1,270,680 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,253,072
142,518 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 135,878
274,864 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 3,803
846,174 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 749,367
437,323 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 409,034
165,520 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 159,094
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 905,850
841,991 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 838,783
23,868,369
Government National Mortgage Association - 1.1%
444,237 Government National Mortgage
Association, 2.85%, 04/16/50 421,698
363,872 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 346,410
409,772 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 367,969
811,055 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 805,601
1,941,678
Total Government & Agency Obligations (Cost
$88,898,383) 82,237,096
Shares
Security
Description Value
Short-Term Investments - 0.7%
Investment Company - 0.7%
1,199,137 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (g) $ 1,199,137
Total Short-Term Investments (Cost $1,199,137) 1,199,137
Investments, at value - 99.7% (Cost $183,421,584) 166,529,622
Other assets in excess of liabilities - 0.3% 582,530
NET ASSETS - 100.0% $ 167,112,152
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2023, the aggregate value of these liquid securities were $39,337,736 or
23.5% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2023.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2023.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
FHLMC Federal Home Loan Mortgage Corporation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.2%
GOVERNMENT SECURITIES - 95.9%
Municipals - 95.9%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 113,624
Illinois - 1.3%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 274,723
400,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 456,928
731,651
Iowa - 0.4%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 232,721
Nebraska - 88.8%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 260,512
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 308,652
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 283,646
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 349,386
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 208,691
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 182,011
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 150,680
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 247,010
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 299,701
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 317,402
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 214,193
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 216,187
270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 293,719
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 48,644
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 103,942
Principal
Amount
Security
Description Value
$ 325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 $ 342,406
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 719,887
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 80,239
280,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 278,548
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 (a) 200,000
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 354,964
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 244,641
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 341,313
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 158,570
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 450,776
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 306,143
130,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 125,110
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 351,541
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 374,567
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 234,995
200,000 City of Lincoln NE, Nebraska GO,
5.00%, 11/15/34 229,213
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 188,020
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,073
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 196,417
175,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 186,651
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 390,484
250,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/36 288,311
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 227,221

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 165,000 City of Omaha NE, Nebraska GO,
5.00%, 11/15/26 $ 169,267
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 589,935
300,000 City of Omaha NE, Nebraska Tax
Allocation Bond, 4.00%, 02/15/31 324,653
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 382,071
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 248,472
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 191,518
140,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 139,780
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 355,308
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 274,879
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 284,740
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 305,612
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 441,981
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 241,327
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 119,701
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 308,231
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 250,264
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 178,366
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 412,365
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 247,871
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 338,767
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 281,015
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,164,950
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 198,810
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 230,868
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 738,034
Principal
Amount
Security
Description Value
$ 200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 $ 180,350
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,000
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,026
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 93,988
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 242,187
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 206,094
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 329,335
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 257,725
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 683,956
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 755,070
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 296,322
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 264,160
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 414,794
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 65,463
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 148,054
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 553,823
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 386,483
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 508,010
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 729,262
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 151,114
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 289,161
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 517,987

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 $ 312,139
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 304,055
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 222,193
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 494,507
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 498,752
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 947,414
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 276,143
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 519,629
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 119,938
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 329,640
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 363,932
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 297,359
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 288,338
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,304
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 465,641
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 149,637
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 99,414
290,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 277,368
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 494,437
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 141,740
Principal
Amount
Security
Description Value
$ 200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 $ 205,595
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 311,699
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 419,429
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 322,253
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 419,745
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 634,936
165,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/01/27 177,464
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 367,356
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,037,099
410,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 457,489
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 402,444
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 343,831
135,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/28 142,308
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 787,069
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 519,722
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 174,444
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 598,938
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 269,541
1,000,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 998,649
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 445,003
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 166,427
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 277,468
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 261,338
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,016
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 785,571

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 $ 159,861
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 87,707
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 95,716
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 100,023
30,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 29,967
320,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 363,164
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 310,416
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 305,901
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 409,944
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 284,271
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 267,791
195,000 State of Nebraska, Nebraska COP,
5.00%, 04/01/28 209,180
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 519,868
100,000 Village of Alda NE, Nebraska, 4.00%,
12/15/24 100,041
175,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 173,385
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 411,352
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,697,462
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 192,680
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 182,855
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 288,810
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 96,135
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 432,833
50,854,391
Principal
Amount
Security
Description Value
North Dakota - 0.8%
$ 500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 $ 486,007
South Dakota - 0.7%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 421,901
Texas - 1.4%
200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 232,391
360,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 407,839
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 146,417
786,647
Wisconsin - 2.3%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 419,913
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 484,888
340,000 Western Technical College District,
Wisconsin GO, 5.00%, 04/01/31 383,339
1,288,140
54,915,082
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 1.3%
295,787 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (b) 227,781
588,316 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 534,214
761,995
Total Government & Agency Obligations (Cost
$58,138,641) 55,677,077
Shares
Security
Description Value
Short-Term Investments - 4.1%
Investment Company - 4.1%
2,344,588 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (c) 2,344,588
Total Short-Term Investments (Cost $2,344,588) 2,344,588
Investments, at value - 101.3% (Cost $60,483,229) 58,021,665
Other liabilities in excess of assets - (1.3)% (758,964)
NET ASSETS - 100.0% $ 57,262,701

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

(a) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to
$200,000 or 0.3% of net assets.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2023, the aggregate value of these liquid securities were $227,781 or 0.4%
of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 59.8%
Communication Services - 4.9%
6,645 Activision Blizzard, Inc. $ 560,173
12,250 Alphabet, Inc., Class C (a) 1,481,882
14,350 Comcast Corp., Class A 596,243
2,250 Meta Platforms, Inc., Class A (a) 645,705
13,100 Verizon Communications, Inc. 487,189
3,771,192
Consumer Discretionary - 6.6%
11,275 Amazon.com, Inc. (a) 1,469,809
217 Booking Holdings, Inc. (a) 585,972
10,950 Gentex Corp. 320,397
3,905 NIKE, Inc., Class B 430,995
605 O'Reilly Automotive, Inc. (a) 577,956
1,205 Pool Corp. 451,441
4,850 Royal Caribbean Cruises, Ltd. (a) 503,139
1,725 The Home Depot, Inc. 535,854
7,600 Upbound Group, Inc., Class A 236,588
5,112,151
Consumer Staples - 4.1%
5,960 Church & Dwight Co., Inc. 597,371
2,075 Constellation Brands, Inc., Class A 510,720
1,320 Costco Wholesale Corp. 710,662
5,680 Lamb Weston Holdings, Inc. 652,916
4,780 Walmart, Inc. 751,320
3,222,989
Energy - 2.3%
2,010 Diamondback Energy, Inc. 264,033
2,190 EOG Resources, Inc. 250,624
7,660 Exxon Mobil Corp. 821,535
4,400 Phillips 66 419,672
1,755,864
Financials - 7.5%
9,700 Brown & Brown, Inc. 667,748
3,380 Chubb, Ltd. 650,853
2,930 CME Group, Inc. 542,900
7,700 Equitable Holdings, Inc. 209,132
5,550 First American Financial Corp. 316,461
4,675 Fiserv, Inc. (a) 589,751
4,700 JPMorgan Chase & Co. 683,568
2,240 Mastercard, Inc., Class A 880,992
1,140 Moody's Corp. 396,401
2,950 Morgan Stanley 251,930
1,970 The PNC Financial Services Group, Inc. 248,121
8,850 Wells Fargo & Co. 377,718
5,815,575
Health Care - 8.0%
6,910 Abbott Laboratories 753,328
1,300 AMN Healthcare Services, Inc. (a) 141,856
7,260 Edwards Lifesciences Corp. (a) 684,836
2,345 Eli Lilly & Co. 1,099,758
3,695 Horizon Therapeutics PLC (a) 380,031
Shares
Security
Description Value
1,280 Humana, Inc. $ 572,326
7,500 Inmode, Ltd. (a) 280,125
4,690 Jazz Pharmaceuticals PLC (a) 581,419
4,650 Lantheus Holdings, Inc. (a) 390,228
1,490 Thermo Fisher Scientific, Inc. 777,408
3,280 Zoetis, Inc. 564,849
6,226,164
Industrials - 5.5%
4,610 AMETEK, Inc. 746,267
1,320 Cintas Corp. 656,145
16,800 CSX Corp. 572,880
4,270 MasTec, Inc. (a) 503,732
7,507 Raytheon Technologies Corp. 735,386
4,390 The Timken Co. 401,817
4,015 Waste Management, Inc. 696,281
4,312,508
Information Technology - 15.4%
1,570 Adobe, Inc. (a) 767,714
3,650 Amphenol Corp., Class A 310,067
17,275 Apple, Inc. 3,350,832
2,615 CDW Corp. 479,852
4,172 Entegris, Inc. 462,341
7,030 Microchip Technology, Inc. 629,818
8,720 Microsoft Corp. 2,969,509
3,925 NVIDIA Corp. 1,660,354
1,365 Paycom Software, Inc. 438,493
5,500 Perficient, Inc. (a) 458,315
3,780 QUALCOMM, Inc. 449,971
11,977,266
Materials - 2.0%
4,690 Berry Global Group, Inc. 301,755
2,525 FMC Corp. 263,458
1,610 Linde PLC 613,539
32,231 PureCycle Technologies, Inc. (a) 344,549
1,523,301
Real Estate - 1.8%
2,185 American Tower Corp. REIT 423,759
8,690 First Industrial Realty Trust, Inc. REIT 457,442
3,935 Sun Communities, Inc. REIT 513,360
1,394,561
Utilities - 1.7%
2,430 American Water Works Co., Inc. 346,882
3,640 Atmos Energy Corp. 423,478
6,990 NextEra Energy, Inc. 518,658
1,289,018
Total Common Stocks (Cost $24,903,274) 46,400,589

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 8.3%
Asset Backed Securities - 4.1%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 135,529
180,687 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 174,348
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 45,806
67,959 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 66,249
191,790 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 190,005
71,231 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 68,717
110,000 CCG Receivables Trust, 5.82%,
09/16/30 (b) 110,123
189,672 CCG Receivables Trust, 3.91%,
07/16/29 (b) 185,918
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 209,862
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 97,980
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28 (b) 284,194
56,032 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 52,924
30,537 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 28,779
103,934 DLLMT, LLC, 1.00%, 07/21/25 (b) 100,486
47,678 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 40,915
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 117,085
99,660 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 6.79%,
10/15/31 (b)(d) 99,520
94,970 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 92,780
65,000 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 64,519
92,320 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 5.72%, 09/25/61 (d) 88,519
41,882 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 40,424
16,228 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
6.21%, 12/24/33 (b)(d) 16,057
119,482 Progress Residential Trust, 1.52%,
07/17/38 (b) 104,879
Principal
Amount
Security
Description Value
$ 109,456 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.91%,
04/15/29 (d) $ 108,242
34,969 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 33,929
186,758 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) 155,420
105,344 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 103,730
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 61,250
125,954 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 106,150
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 161,317
3,145,656
Non-Agency Commercial Mortgage Backed Securities - 2.9%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37 (b)(c) 133,596
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 182,008
97,481 BX Commercial Mortgage Trust,
6.16%, 02/15/39 (b)(d) 94,495
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 6.14%, 09/15/36 (b)(d) 153,174
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 119,571
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 152,355
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 6.08%, 11/15/36 (b)(d) 180,532
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 171,690
81,988 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 78,980
98,773 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 93,863
143,960 KNDR 2021-KIND A, 6.21%,
08/15/38 (b)(d) 138,249
119,328 ReadyCap Commercial Mortgage Trust
CLO, 6.72%, 01/25/37 (b)(d) 117,259
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 5.77%, 07/15/36 (b)(d) 72,741
75,716 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 69,039
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 121,081
100,000 TRTX Issuer, Ltd. CLO, 6.72%,
02/15/39 (b)(d) 97,293

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 $ 72,354
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 136,727
105,938 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 86,125
2,271,132
Non-Agency Residential Mortgage Backed Securities - 1.3%
101,615 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 91,175
26,498 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 6.02%, 12/25/33 (b)(d) 25,401
145,418 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 123,504
39,974 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 38,514
44,002 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 42,570
148,212 Chase Mortgage Finance Corp., 3.50%,
06/25/62 (b)(c) 132,256
42,522 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 39,921
13,292 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 12,424
108,446 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 96,295
60,408 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 56,617
90,163 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 (b) 84,679
23,442 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 22,889
25,554 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 23,546
161,216 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 140,072
130,502 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 115,332
1,045,195
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $6,988,727) 6,461,983
Corporate Bonds - 10.9%
Communication Services - 1.0%
348,000 AT&T, Inc., 4.30%, 02/15/30 330,330
175,000 Meta Platforms, Inc., 3.85%, 08/15/32 162,548
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 305,589
798,467
Principal
Amount
Security
Description Value
Consumer Discretionary - 1.3%
$ 310,000 Dollar General Corp., 3.50%, 04/03/30 $ 277,987
330,000 McDonald's Corp., 2.13%, 03/01/30 280,713
50,000 Newell Brands, Inc., 4.70%, 04/01/26 46,968
50,000 Starbucks Corp., 2.00%, 03/12/27 44,902
265,000 The Walt Disney Co., 2.65%, 01/13/31 230,719
881,289
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 154,348
Financials - 4.0%
140,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 132,730
180,000 Bank of America Corp., 2.69%,
04/22/32 (c) 149,174
326,000 CBRE Services, Inc., 2.50%, 04/01/31 262,208
300,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 284,282
270,000 CME Group, Inc., 3.00%, 03/15/25 260,103
325,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 271,957
325,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 279,962
150,000 KeyCorp, MTN, 2.25%, 04/06/27 124,447
285,000 Morgan Stanley, 4.89%, 07/20/33 (c) 274,298
225,000 Regions Financial Corp., 1.80%,
08/12/28 181,740
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 95,572
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 211,742
290,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 275,712
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 186,875
325,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 275,174
3,265,976
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 99,405
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 35,920
135,325
Industrials - 2.3%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 209,525
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 220,370
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 291,238

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 238,313
170,000 TTX Co., 3.60%, 01/15/25 (b) 164,541
175,000 Union Pacific Corp., 3.95%, 09/10/28 169,579
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 239,435
285,000 Waste Management, Inc., 1.50%,
03/15/31 226,991
1,759,992
Information Technology - 2.0%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 141,537
235,000 eBay, Inc., 3.60%, 06/05/27 222,167
140,000 NVIDIA Corp., 2.85%, 04/01/30 126,956
130,000 Oracle Corp., 3.40%, 07/08/24 126,741
155,000 Oracle Corp., 2.30%, 03/25/28 136,781
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 281,994
215,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 168,629
310,000 Xilinx, Inc., 2.38%, 06/01/30 267,611
1,472,416
Total Corporate Bonds (Cost $9,382,185) 8,467,813
Government & Agency Obligations - 16.9%
GOVERNMENT SECURITIES - 16.3%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 98,416
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 42,791
141,207
Treasury Inflation Index Securities - 0.3%
271,930 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 264,754
U.S. Treasury Securities - 15.8%
1,005,000 U.S. Treasury Note, 2.13%, 11/30/24 962,445
3,565,000 U.S. Treasury Note, 2.13%, 05/15/25 3,385,636
3,165,000 U.S. Treasury Note, 2.25%, 02/15/27 2,943,079
3,540,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,031,955
2,285,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 1,957,245
12,280,360
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.4%
58,223 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 56,163
38,891 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 36,420
18,911 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 18,331
Principal
Amount
Security
Description Value
$ 240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 $ 208,281
319,195
Federal National Mortgage Association - 0.1%
13,590 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 13,200
65,599 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29 (c) 61,355
74,555
Government National Mortgage Association - 0.1%
61,578 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 58,623
Total Government & Agency Obligations (Cost
$13,720,466) 13,138,694
Shares
Security
Description Value
Short-Term Investments - 3.7%
Investment Company - 3.7%
2,875,791 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (h) 2,875,791
Total Short-Term Investments (Cost $2,875,791) 2,875,791
Investments, at value - 99.6% (Cost $57,870,443) 77,344,870
Other assets in excess of liabilities - 0.4% 333,828
NET ASSETS - 100.0% $ 77,678,698
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2023, the aggregate value of these liquid securities were $6,526,641 or
8.4% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2023.
(d) Floating rate security. Rate presented is as of June 30, 2023.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2023.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
BALANCED FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.2%
Communication Services - 1.7%
1,232 Nexstar Media Group, Inc., Class A $ 205,190
Consumer Discretionary - 11.1%
1,744 Burlington Stores, Inc. (a) 274,488
1,751 Dorman Products, Inc. (a) 138,031
1,199 LGI Homes, Inc. (a) 161,733
5,031 Ollie's Bargain Outlet Holdings, Inc. (a) 291,446
1,536 Tractor Supply Co. 339,610
2,121 Wyndham Hotels & Resorts, Inc. 145,437
1,350,745
Consumer Staples - 3.2%
882 Casey's General Stores, Inc. 215,102
276 Coca-Cola Consolidated, Inc. 175,542
390,644
Energy - 4.2%
10,998 CNX Resources Corp. (a) 194,885
6,654 Marathon Oil Corp. 153,175
5,105 SM Energy Co. 161,471
509,531
Financials - 14.5%
4,835 Atlantic Union Bankshares Corp. 125,468
2,519 Brown & Brown, Inc. 173,408
1,973 Cullen/Frost Bankers, Inc. 212,157
182 Markel Group, Inc. (a) 251,739
4,101 Moelis & Co., Class A 185,939
2,714 Selective Insurance Group, Inc. 260,408
3,185 SouthState Corp. 209,573
3,886 Stifel Financial Corp. 231,878
1,926 UMB Financial Corp. 117,293
1,767,863
Health Care - 11.8%
2,613 AMN Healthcare Services, Inc. (a) 285,131
822 ICON PLC (a) 205,664
2,768 Integra LifeSciences Holdings Corp. (a) 113,848
835 Molina Healthcare, Inc. (a) 251,535
2,768 Omnicell , Inc. (a) 203,919
2,061 Pacira BioSciences , Inc. (a) 82,584
2,512 Revvity , Inc. 298,400
1,441,081
Industrials - 24.7%
1,320 Broadridge Financial Solutions, Inc. 218,632
694 CACI International, Inc., Class A (a) 236,543
977 Carlisle Cos., Inc. 250,630
2,377 EnerSys 257,952
1,219 EnPro Industries, Inc. 162,773
909 ExlService Holdings, Inc. (a) 137,313
2,694 Fortune Brands Innovations, Inc. 193,833
1,414 Forward Air Corp. 150,040
2,606 Franklin Electric Co., Inc. 268,157
2,162 ICF International, Inc. 268,931
1,919 Oshkosh Corp. 166,166
Shares
Security
Description Value
1,024 Quanta Services, Inc. $ 201,165
2,539 Robert Half International, Inc. 190,984
1,879 Tetra Tech, Inc. 307,667
3,010,786
Information Technology - 16.9%
2,540 Ambarella , Inc. (a) 212,522
3,871 Black Knight, Inc. (a) 231,215
2,485 Blackbaud , Inc. (a) 176,882
1,798 Diodes, Inc. (a) 166,297
1,010 Littelfuse , Inc. 294,223
1,987 MKS Instruments, Inc. 214,795
2,990 Power Integrations, Inc. 283,063
1,953 PTC, Inc. (a) 277,912
1,637 Qualys , Inc. (a) 211,451
2,068,360
Materials - 3.4%
1,327 Balchem Corp. 178,893
2,701 RPM International, Inc. 242,361
421,254
Real Estate - 5.3%
2,660 Agree Realty Corp. REIT 173,937
9,307 Easterly Government Properties, Inc.
REIT 134,952
1,017 Jones Lang LaSalle, Inc. (a) 158,449
1,825 Lamar Advertising Co., Class A REIT 181,131
648,469
Utilities - 2.4%
2,862 IDACORP, Inc. 293,641
Total Common Stocks (Cost $10,278,860) 12,107,564
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
99,985 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (b) 99,985
Total Short-Term Investments (Cost $99,985) 99,985
Investments, at value - 100.0% (Cost $10,378,845) 12,207,549
Other liabilities in excess of assets - 0.0% (4,088)
NET ASSETS - 100.0% $ 12,203,461

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 98.1%
Communication Services - 1.0%
896,125 Gray Television, Inc. $ 7,061,465
Consumer Discretionary - 10.5%
136,564 Acushnet Holdings Corp. 7,467,320
146,541 Boot Barn Holdings, Inc. (a) 12,410,557
134,274 Dorman Products, Inc. (a) 10,584,819
67,583 LGI Homes, Inc. (a) 9,116,271
175,761 Monarch Casino & Resort, Inc. 12,382,363
180,742 Ollie's Bargain Outlet Holdings, Inc. (a) 10,470,384
137,768 Patrick Industries, Inc. 11,021,440
73,453,154
Consumer Staples - 3.2%
22,453 Coca-Cola Consolidated, Inc. 14,280,557
326,763 Hostess Brands, Inc. (a) 8,273,639
22,554,196
Energy - 6.3%
682,075 CNX Resources Corp. (a) 12,086,369
335,090 Northern Oil and Gas, Inc. 11,500,289
1,165,863 Permian Resources Corp. 12,777,859
244,199 SM Energy Co. 7,724,014
44,088,531
Financials - 14.2%
393,751 Atlantic Union Bankshares Corp. 10,217,839
237,098 BRP Group, Inc., Class A (a) 5,875,288
175,389 Cass Information Systems, Inc. 6,801,585
208,994 Mercantile Bank Corp. 5,772,414
284,533 Moelis & Co., Class A 12,900,726
201,262 Origin Bancorp, Inc. 5,896,977
239,254 Seacoast Banking Corp. of Florida 5,287,513
181,331 Selective Insurance Group, Inc. 17,398,710
150,482 SouthState Corp. 9,901,716
221,559 Stewart Information Services Corp. 9,114,937
87,360 UMB Financial Corp. 5,320,224
172,563 United Bankshares , Inc. 5,119,944
99,607,873
Health Care - 13.7%
110,543 Addus HomeCare Corp. (a) 10,247,336
115,687 AMN Healthcare Services, Inc. (a) 12,623,766
462,554 Avanos Medical, Inc. (a) 11,822,880
137,248 Harmony Biosciences Holdings, Inc. (a) 4,829,757
188,102 Integer Holdings Corp. (a) 16,667,718
189,887 Integra LifeSciences Holdings Corp. (a) 7,810,052
20,677 Medpace Holdings, Inc. (a) 4,965,995
211,597 Omnicell , Inc. (a) 15,588,351
114,869 Pacira BioSciences , Inc. (a) 4,602,801
231,596 Supernus Pharmaceuticals, Inc. (a) 6,961,776
96,120,432
Industrials - 22.3%
131,820 American Woodmark Corp. (a) 10,067,093
269,589 Barnes Group, Inc. 11,373,960
84,949 Comfort Systems USA, Inc. 13,948,626
Shares
Security
Description Value
82,230 CSW Industrials, Inc. $ 13,665,804
146,467 EnerSys 15,894,599
120,742 EnPro Industries, Inc. 16,122,679
52,328 ExlService Holdings, Inc. (a) 7,904,668
101,858 Forward Air Corp. 10,808,152
147,062 Franklin Electric Co., Inc. 15,132,680
137,620 ICF International, Inc. 17,118,552
205,649 Kforce , Inc. 12,885,966
236,935 Korn Ferry 11,737,760
156,660,539
Information Technology - 16.0%
115,910 Advanced Energy Industries, Inc. 12,918,170
128,296 Ambarella , Inc. (a) 10,734,526
382,970 Benchmark Electronics, Inc. 9,892,115
143,121 Blackbaud , Inc. (a) 10,187,353
445,200 Cambium Networks Corp. (a) 6,775,944
182,888 CTS Corp. 7,796,515
122,205 Diodes, Inc. (a) 11,302,741
131,077 Onto Innovation, Inc. (a) 15,266,538
97,174 Power Integrations, Inc. 9,199,463
54,721 SPS Commerce, Inc. (a) 10,509,715
684,837 Viavi Solutions, Inc. (a) 7,759,203
112,342,283
Materials - 3.3%
88,029 Balchem Corp. 11,867,189
156,665 Kaiser Aluminum Corp. 11,223,481
23,090,670
Real Estate - 4.9%
92,936 Agree Realty Corp. REIT 6,077,085
558,805 Easterly Government Properties, Inc.
REIT 8,102,673
394,522 Marcus & Millichap, Inc. 12,431,388
785,048 Sunstone Hotel Investors, Inc. REIT 7,944,686
34,555,832
Utilities - 2.7%
58,512 Chesapeake Utilities Corp. 6,962,928
113,754 IDACORP, Inc. 11,671,160
18,634,088
Total Common Stocks (Cost $519,013,671) 688,169,063
Shares
Security
Description Value
Short-Term Investments - 1.8%
Investment Company - 1.8%
12,629,208 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.00% (b) 12,629,208
Total Short-Term Investments (Cost $12,629,208) 12,629,208
Investments, at value - 99.9% (Cost $531,642,879) 700,798,271
Other assets in excess of liabilities - 0.1% 820,498
NET ASSETS - 100.0% $ 701,618,769

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2023 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2023
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
REIT
Real Estate Investment Trust

Notes to Schedules of Portfolio Investments
June 30, 2023
(Unaudited)
Quarterly Report 2023

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
June 30, 2023
(Unaudited)
Quarterly Report 2023

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2023, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 48,658,726 $ – $ 48,658,726
Non-Agency Commercial Mortgage Backed Securities – 26,516,636 – 26,516,636
Non-Agency Residential Mortgage Backed Securities – 13,838,244 – 13,838,244
Corporate Bonds – 55,519,777 – 55,519,777
Government & Agency Obligations – 59,244,670 – 59,244,670
Preferred Stocks 362,750 – – 362,750
Short-Term Investments 264,711 – – 264,711
Total $ 627,461 $ 203,778,053 $ – $ 204,405,514
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 15,301,980 $ – $ 15,301,980
Non-Agency Commercial Mortgage Backed Securities – 9,130,101 – 9,130,101
Non-Agency Residential Mortgage Backed Securities – 14,765,189 – 14,765,189
Corporate Bonds – 43,896,119 – 43,896,119
Government & Agency Obligations – 82,237,096 – 82,237,096
Short-Term Investments 1,199,137 – – 1,199,137
Total $ 1,199,137 $ 165,330,485 $ – $ 166,529,622

Notes to Schedules of Portfolio Investments
June 30, 2023
(Unaudited)
Quarterly Report 2023

* See Schedules of Portfolio Investments for further industry classification.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value .
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 55,477,077 $ 200,000 $ 55,677,077
Short-Term Investments 2,344,588 – – 2,344,588
Total $ 2,344,588 $ 55,477,077 $ 200,000 $ 58,021,665
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 46,400,589 $ – $ – $ 46,400,589
Asset Backed Securities – 3,145,656 – 3,145,656
Non-Agency Commercial Mortgage Backed Securities – 2,271,132 – 2,271,132
Non-Agency Residential Mortgage Backed Securities – 1,045,195 – 1,045,195
Corporate Bonds – 8,467,813 – 8,467,813
Government & Agency Obligations – 13,138,694 – 13,138,694
Short-Term Investments 2,875,791 – – 2,875,791
Total $ 49,276,380 $ 28,068,490 $ – $ 77,344,870
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 12,107,564 $ – $ – $ 12,107,564
Short-Term Investments 99,985 – – 99,985
Total $ 12,207,549 $ – $ – $ 12,207,549
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 688,169,063 $ – $ – $ 688,169,063
Short-Term Investments 12,629,208 – – 12,629,208
Total $ 700,798,271 $ – $ – $ 700,798,271
Government & Agency
Obligations
Nebraska Tax-Free Fund
Balanced as of 3/31/23 $ –
Purchases 200,000
Balance as of 6/30/23 $ 200,000
Net change in unrealized appreciation/(depreciation in
investments as of 6/30/23 $ –

Notes to Schedules of Portfolio Investments
June 30, 2023
(Unaudited)
Quarterly Report 2023

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.